Long-term Debt (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Debt Disclosure [Abstract]
Schedule of Debt Instruments

The tables below present face value and elements of carrying value for Alion’s Existing Debt Instruments as of March 31, 2015 and September 30, 2014.

	At March 31, 2015
	Principal		Unamortized Debt Issue Costs
Description of Debt Instrument	Face value	PIK Notes Issued and Accrued	Original Issue Discount	Preferred Stock and Warrants	Third Party Costs	Net Carrying Value
	(In thousands)
Revolving Credit Facility	$45,575	$—	$—	$—	$(2,968)	$42,607
First Lien Term Loan
Tranche A – current	22,500	—	(383)	—	(998)	21,119
Tranche A – noncurrent	76,250	—	(1,296)	—	(3,383)	71,571

Sub-total Tranche A	$98,750	$—	$(1,679)	$—	$(4,381)	$92,690
Tranche B – current	1,750	—	(51)	—	(80)	1,619
Tranche B – noncurrent	171,938	—	(5,018)	—	(7,896)	159,024

Sub-total Tranche B	$173,688	$—	$(5,069)	$—	$(7,976)	$160,643
Sub-total First Lien Term Loan	272,438	—	(6,748)	—	(12,357)	253,333
Second Lien Term Loan – noncurrent	70,000	6,413	(3,551)	(6,888)	(3,407)	62,567
Third Lien Notes – noncurrent	210,986	12,832	(1,040)	(10,286)	(10,007)	202,485

Totals at March 31, 2015	$598,999	$19,245	$(11,339)	$(17,174)	$(28,739)	$560,992

	At September 30, 2014
	Principal		Unamortized Debt Issue Costs
Description of Debt Instrument	Face value	PIK Notes Issued and Accrued	Original Issue Discount	Preferred Stock and Warrants	Third Party Costs	Net Carrying Value
	(In thousands)
Revolving Credit Facility	$43,000	$—	$—	$—	$(3,451)	$39,549
Unsecured Notes – current	24,014	—	—	—	(37)	23,977
First Lien Term Loan
Tranche A – current	17,500	—	(345)	—	(1,096)	16,059
Tranche A – noncurrent	88,750	—	(1,751)	—	(4,372)	82,627

Sub-total Tranche A	$106,250	$—	$(2,096)	$—	$(5,468)	$98,686
Tranche B – current	1,750	—	(57)	—	(108)	1,585
Tranche B – noncurrent	172,813	—	(5,603)	—	(8,796)	158,414

Sub-total Tranche B	$174,563	$—	$(5,660)	$—	$(8,904)	$159,999
Sub-total First Lien Term Loan	280,813	—	(7,756)	—	(14,372)	258,685
Second Lien Term Loan – noncurrent	70,000	1,191	(3,794)	(7,383)	(3,640)	56,374
Third Lien Notes – noncurrent	210,986	2,457	(1,122)	(11,073)	(10,803)	190,445

Totals at September 30, 2014	$628,813	$3,648	$(12,672)	$(18,456)	$(32,303)	$569,030

The tables below present face value and elements of carrying value for Alion’s Debt Instruments as of September 30, 2014 and September 30, 2013.

	At September 30, 2014
	Principal		Unamortized Debt Issue Costs			Net Carrying Value
Description of Debt Instrument	Face value	PIK Notes Issued and Accrued	Original Issue Discount	Preferred Stock and Warrants	Third Party Costs
	(In thousands)
Credit Agreement	$43,000	—	—	—	$(3,451)	$39,549
Unsecured Notes – current	$24,014	—	—	—	$(37)	$23,977
First Lien Term Loan
Tranche A – current	17,500	—	(345)	—	(1,096)	16,059
Tranche A – noncurrent	88,750	—	(1,751)	—	(4,372)	82,627

Sub-total Tranche A	$106,250	—	$(2,096)	—	$(5,468)	$98,686
Tranche B – current	1,750	—	(57)	—	(108)	1,585
Tranche B – noncurrent	172,813	—	(5,603)	—	(8,796)	158,414

Sub-total Tranche B	174,563	—	(5,660)	—	(8,904)	159,999
Sub-total First Lien Loans	$280,813	$—	$(7,756)	$—	$(14,372)	$258,685
Second Lien Term Loans – noncurrent	$70,000	$1,191	$(3,794)	$(7,383)	$(3,640)	$56,374
Third Lien Notes – noncurrent	$210,986	$2,457	$(1,122)	$(11,073)	$(10,803)	$190,445

Totals at September 30, 2014	$628,813	$3,648	$(12,672)	$(18,456)	$(32,303)	$569,030

	At September 30, 2013
	Principal		Unamortized Debt Issue Costs			Net Carrying Value
Description of Debt Instrument	Face value	PIK Notes Issued and Accrued	OID	Preferred Stock and Warrants	Third Party Costs
	(In thousands)
Credit Agreement – current	$—	$—	$—	$—	$—	$—
Secured Notes – noncurrent	$310,000	$22,536	$—	$(5,068)	$(5,182)	$322,286
Unsecured Notes – noncurrent	$235,000	$—	$—	$—	$(1,168)	$233,832

Totals at September 30, 2013	$545,000	$22,536	$—	$(5,068)	$(6,350)	$556,118

Schedule of Debt Principal Repayments

As of March 31, 2015, Alion must make the following principal repayments (face value) for its outstanding debt.

Schedule of Principal Payments at face for existing debt instruments as of March 31, 2015

Instrument	FY 2015	FY 2016	FY 2017	FY 2018	FY 2019	FY 2020	Total
	(In thousands)
Revolving Credit Facility	$—	$—	$—	$45,575	$—	$—	$45,575
First Lien Term Loan-Tranche A	10,000	25,000	25,000	38,750	—	—	98,750
First Lien Term Loan-Tranche B	875	1,750	1,750	1,750	167,563	—	173,688
Second Lien Term Loan	—	—	—	—	—	70,000	70,000
Second Lien PIK Interest	—	—	—	—	—	82,603	82,603
Third Lien Notes	—	—	—	—	—	210,986	210,986
Third Lien PIK Notes	—	—	—	—	—	148,458	148,458

Total	$10,875	$26,750	$26,750	$86,075	$167,563	$512,047	$830,060

As of September 30, 2014, Alion must make the following principal repayments (face value) for its outstanding debt.

Schedule of Principal Payments at face for existing debt instruments

Instrument	FY 2015	FY 2016	FY 2017	FY 2018	FY 2019	FY 2020	Total
	(In thousands)
Unsecured Notes	$24,014	$—	$—	$—	$—	$—	$24,014
First Lien – Tranche A	$17,500	$25,000	$25,000	$38,750	$—	$—	$106,250
First Lien – Tranche B	$1,750	$1,750	$1,750	$1,750	$167,563	$—	$174,563
Second Lien Loan	$—	$—	$—	$—	$—	$70,000	$70,000
Second Lien PIK Notes	$—	$—	$—	$—	$—	$82,603	$82,603
Third Lien Notes	$—	$—	$—	$—	$—	$210,986	$210,986
Third Lien PIK Notes	$—	$—	$—	$—	$—	$159,223	$159,223

Total	$43,264	$26,750	$26,750	$40,500	$167,563	$522,812	$827,639